Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of components of provisions for income tax (expense)/benefit

The components of provisions for income tax (expense)/benefit for the periods presented were as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands)
Current income tax expense/(benefit)	458	(5)
Deferred income tax expense/(benefit)	(5,859)	10,583
Income tax expense/(benefit)	(5,401)	10,578

Schedule of income tax assets and liabilities

Deferred income tax assets and liabilities consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Deferred tax assets:
Accrued expenses and others	288	129
Inventory provision	35,313	32,204
Impairment on prepayments	72	70
Impairment of long-lived assets	47	46
Product warranty	57	—
Intercompany unrealized profit	4,506	4,640
Net operating loss carryforward	28,066	43,725
Total deferred tax assets before valuation allowance	68,349	80,814
Valuation allowance	(1,079)	(23,606)
Total deferred tax assets	67,270	57,208
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(290)	(256)
Accelerated tax depreciation	(1,184)	(1,739)
Total deferred tax liabilities	(1,474)	(1,995)
Deferred tax assets, net	65,796	55,213